Intangible Assets - Schedule of Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Identifiable Intangible Assets [Line Items]
Gross carrying amount as of the business combination date	$ 5,250
Accumulated amortization for the period	548
Net carrying amount as of September 30, 2024	$ 4,702
Core technology [Member]
Schedule of Identifiable Intangible Assets [Line Items]
Useful Life (in Years)	5 years 6 months 29 days
Gross carrying amount as of the business combination date	$ 4,653
Accumulated amortization for the period	485
Net carrying amount as of September 30, 2024	$ 4,168
Customer relationships [Member]
Schedule of Identifiable Intangible Assets [Line Items]
Useful Life (in Years)	5 years 6 months 29 days
Gross carrying amount as of the business combination date	$ 597
Accumulated amortization for the period	63
Net carrying amount as of September 30, 2024	$ 534